Income tax incurred and deferred: Aerostar Tax loss Carry forwards (Details) - Dec. 31, 2022 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Income tax:
Unused tax losses for which no deferred tax asset recognised		$ 166,861
Tax loss Year 2013 Expiring in 2023
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 22,832
Tax loss Year 2014 Expiring in 2024
Income tax:
Unused tax losses for which no deferred tax asset recognised	24,189
Tax loss Year 2015 Expiring in 2025
Income tax:
Unused tax losses for which no deferred tax asset recognised	28,532
Tax loss Year 2016 Expiring in 2026
Income tax:
Unused tax losses for which no deferred tax asset recognised	27,736
Tax Loss Year 2017 Expiring In 2027
Income tax:
Unused tax losses for which no deferred tax asset recognised	22,247
Tax Loss Year 2018 Expiring In 2028
Income tax:
Unused tax losses for which no deferred tax asset recognised	10,600
Tax Loss Year 2020 Expiring In 2030
Income tax:
Unused tax losses for which no deferred tax asset recognised	$ 30,725